CONSOLIDATED STATEMENTS OF OPERATIONS (Parentheticals) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2012
Stock Option Compensation Expense					$ 4,072,000	$ 3,001,000
Selling, General and Administrative Expenses [Member]
Stock Option Compensation Expense	469,481	1,237,838	2,346,587	2,692,798	3,798,139	492,032
Research and Development Expense [Member]
Stock Option Compensation Expense						$ 233,233